Material Accounting Policies - Principal subsidiaries and geographic locations (Details)	24 Months Ended
	Dec. 31, 2024	Nov. 24, 2025
San Antonio Gold Project
Nature of operations and going concern
Percentage of ownership interest disposed		100.00%
Barkerville Gold Mines Ltd. | Canadian dollars
Nature of operations and going concern
Principal subsidiaries percentage	100.00%
Sapuchi Minera, S. de R.L. de C.V.
Nature of operations and going concern
Percentage of ownership interest disposed		100.00%
Sapuchi Minera, S. de R.L. de C.V. | Mexican Pesos
Nature of operations and going concern
Principal subsidiaries percentage	100.00%
Tintic Consolidated Metals LLC | U.S. dollars
Nature of operations and going concern
Principal subsidiaries percentage	100.00%